Goodwill and Other Intangible Assets, Net - Allocation of Goodwill to Individually Operating Entities Which are Determined to be CGUs (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) Cash_Generating_Units	Dec. 31, 2024 KRW (₩) Cash_Generating_Units
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	22	20
Goodwill	₩ 826,772	₩ 357,851
Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	9	9
Infrastructure Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	6	5
Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	1	1
Logistics and others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	2	2
Rechargeable Battery Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	3	3
CHEMGAS KOREA CO.,LTD. | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	CHEMGAS KOREA CO.,LTD.
Goodwill	₩ 39,378	₩ 0
POSCO Center Beijing [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO Center Beijing
Goodwill	₩ 195	192
Others [member] | Steel [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 12,865	13,748
Others [member] | Infrastructure Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Others
Goodwill	₩ 9,374	8,205
Others [member] | Rechargeable Battery Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Total number of CGUs | Cash_Generating_Units	1
CGUs	Others
Goodwill	₩ 112	₩ 0
POSCO INTERNATIONAL Corporation—Global Business Division [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate	5.51%	7.37%
Terminal growth rate	1.00%	1.00%
Discount rate increase	1.00%
Value in use decrease due to increase in terminal growth rate, amount	₩ 1,710,249
Value in use decrease due to increase in discount rate	16.93%
Terminal growth rate decrease	1.00%
Value in use decrease due to decrease in terminal growth rate	4.68%
Value in use decrease due to decrease in terminal growth rate, amount	₩ 472,760
POSCO INTERNATIONAL Corporation—Global Business Division [member] | Infrastructure Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO INTERNATIONAL Corporation — Global Business Division(*1)
Goodwill	₩ 240,092	₩ 240,092
POSCO INTERNATIONAL Corporation — Energy Division [member] | Infrastructure Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO INTERNATIONAL Corporation — Energy Division
Goodwill	₩ 26,471	26,471
POSCO WIDE Co., Ltd. [member] | Construction [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO WIDE Co., Ltd
Goodwill	₩ 32,585	32,585
Shinan Green Energy Co., Ltd. [Member] | Logistics and others [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Shinan Green Energy Co., Ltd.
Goodwill	₩ 108	108
POSCO FUTURE M CO., LTD [member] | Rechargeable Battery Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	POSCO FUTURE M CO., LTD
Goodwill	₩ 8,800	8,800
Posco Silicon Solution Co., Ltd [Member] | Rechargeable Battery Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Posco Silicon Solution Co., Ltd
Goodwill	₩ 31,155	27,542
Zhangjiagang Pohang Refractions Co., Ltd. [Member] | Rechargeable Battery Materials [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	Zhangjiagang Pohang Refractions Co., Ltd.
Goodwill	₩ 108	108
PT Prime Agri Resources [Member] | Infrastructure Trading [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGUs	PT. Prime Agri Resources
Goodwill	₩ 425,529	₩ 0